Share Based Compensation - Schedule of Share Based Compensation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	¥ 52,877	¥ 166,741	¥ 134,402
Fulfillment Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	14,222	20,649	23,390
Selling and Marketing Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	9,676	68,858	17,240
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	17,738	59,630	73,156
Research and Development Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	¥ 11,241	¥ 17,604	¥ 20,616